The following is a fair and accurate English translation of a Spanish language Prospectus Supplement to be used for Sierra Trust Funds.

By /s/ Keith B. Pipes
   -----------------------------
       Keith B. Pipes
       Executive Vice President,
       Treasurer and Secretary,
       Sierra Trust Funds

                         SUPPLEMENT DATED MARCH 1, 1996
                      TO PROSPECTUS DATED OCTOBER 31, 1995
                                       OF
                               SIERRA TRUST FUNDS
                          9301 CORBIN AVENUE, SUITE 333
                                  P.O. BOX 1160
                        NORTHRIDGE, CALIFORNIA 91328-1160

         The prospectus dated October 31, 1995, as amended and supplemented to date, of the Sierra Trust Funds (the "Trust") relating to the Class A and Class B Shares of the GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, CALIFORNIA MUNICIPAL, FLORIDA INSURED MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Trust is hereby amended and supplemented effective on March 1, 1996 by the following:

-------------------------------------------------------------------------------

1. In the "Expenses - Understanding Expenses" table on pages 12 and 13, the maximum sales charge imposed on purchases (as a % of offering price) for Class A Shares for the Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund is changed from 4.50% to 5.75%. The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over for each Fund.

2. The second sentence in the paragraph with the heading "EMERGING GROWTH FUND" on page 46 is deleted and replaced with the following sentence:

         The Fund normally invests primarily in Equity Securities in companies with market capitalization of less than $1.4 billion at the time of purchase.

3. The heading on the Class A shares sales charge table on page 80 is changed to read:

     FOR CLASS A SHARES OF NON-MONEY FUNDS OTHER THAN THE SHORT TERM GLOBAL
          GOVERNMENT, SHORT TERM HIGH QUALITY BOND AND THE EQUITY FUNDS

4. The following additional Class A shares sales charge table is added after the table on page 81:
                     FOR CLASS A SHARES OF THE EQUITY FUNDS

                                                                                                         Dealers'
                                                                As a % of            As a % of         Reallowance
                                                              Offering Price         Net Asset          as a % of
AMOUNT OF TRANSACTION                                            Per Share             Value          Offering Price
---------------------                                         --------------         ---------        --------------
Less than $50,000.....................................            5.75%                6.10%              5.00%
$50,000  but less than $100,000.......................            4.75%                4.99%              4.00%
$100,000  but less than $250,000......................            3.75%                3.90%              3.00%
$250,000  but less than $500,000......................            2.75%                2.83%              2.25%
$500,000  but less than $1,000,000....................            2.00%                2.04%              1.75%
$1,000,000  and over..................................              0%                  0%                  0%

5. The amount stated in the second paragraph of the left column on page 81 that Sierra Services may pay investment dealers of record is changed from "up to 0.25% of the net asset value" to "up to 1.00% of the net asset value."

6. The following sentence is added before the last sentence of the first paragraph in the left column on page 81:

         Sierra Services intends to reallow the full applicable sales charge related to purchases of Class A shares of the Equity Funds to GW Securities or the Authorized Dealer that sells Equity Fund shares for the period from March 1, 1996 through May 31, 1996.

7. The second sentence in the first paragraph and the first and second sentences in the second paragraph in the "Exchange Privileges and Restrictions - Class A Shares" section on page 89 are deleted and replaced with the following sentences:

         Class A Shares of a Non-Money Fund may be exchanged for Class A Shares of any of the other Funds of the Trust, including the Money Funds or the Sierra Prime Income Fund, ("SPIF," and the foregoing Funds together, the "Eligible Funds") without a sales charge at purchase. If shares of the Money Funds so acquired are subsequently exchanged again for Class A Shares of a Non-Money Fund or SPIF, no sales charge at purchase will be assessed. The availability of the exchange privilege with respect to shares of SPIF is subject to the availability of shares of SPIF for exchange purposes as stated in the prospectus and statement of additional information ("SAI") of SPIF. Also, although shares of SPIF may be exchanged for shares of the Funds, such exchanges of SPIF shares for shares of the Funds are permitted approximately once every calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as the SPIF repurchase offer is sufficiently large to include the SPIF shares tendered for exchange. See the prospectus and SAI of SPIF for additional information regarding the exchange privilege applicable to SPIF shares and the availability of such exchange privilege.

         Class A Shares of a Money Fund may be exchanged for Class A Shares of the other Money Funds without a sales charge at purchase. When Class A Shares of the Money Funds are exchanged for Class A Shares of a Non-Money Fund or SPIF, the initial sales charge applicable to such Non-Money Fund or SPIF will be assessed unless the Class A Shares of the Money Funds given in exchange were acquired through a previous exchange or series of exchanges for shares of a Non-Money Fund or SPIF.

8. The last sentence in the third paragraph in the "Exchange Privileges and Restrictions - Class A Shares" section on page 89 is deleted and replaced with the following sentence:

         The CDSCs applicable to Class A Shares will not be assessed on a redemption that is a part of an exchange for Class A Shares of another Eligible Fund, except that if the shares acquired in the exchange or a series of exchanges were then redeemed within the CDSC period applicable to the shares redeemed initially in the exchange or series of exchanges, the CDSC would be assessed.

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MARCH 1, 1996
                      TO PROSPECTUS DATED OCTOBER 31, 1995
                                       OF
                               SIERRA TRUST FUNDS
                          9301 CORBIN AVENUE, SUITE 333
                                  P.O. BOX 1160
                        NORTHRIDGE, CALIFORNIA 91328-1160

         The prospectus dated October 31, 1995, as amended and supplemented to date, of the Sierra Trust Funds (the "Trust") relating to the Class A and Class B Shares of the GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, CALIFORNIA MUNICIPAL, FLORIDA INSURED MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Trust is hereby amended and supplemented effective on March 1, 1996 by the following:

-------------------------------------------------------------------------------

1. In the "Expenses - Understanding Expenses" table on pages 12 and 13, the maximum sales charge imposed on purchases (as a % of offering price) for Class A Shares for the Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund is changed from 4.50% to 5.75%. The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over for each Fund.

2. The second sentence in the paragraph with the heading "EMERGING GROWTH FUND" on page 46 is deleted and replaced with the following sentence:

         The Fund normally invests primarily in Equity Securities in companies with market capitalization of less than $1.4 billion at the time of purchase.

3. The heading on the Class A shares sales charge table on page 80 is changed to read:

     FOR CLASS A SHARES OF NON-MONEY FUNDS OTHER THAN THE SHORT TERM GLOBAL
          GOVERNMENT, SHORT TERM HIGH QUALITY BOND AND THE EQUITY FUNDS

4. The following additional Class A shares sales charge table is added after the table on page 81:

                     FOR CLASS A SHARES OF THE EQUITY FUNDS

                                                                                                         Dealers'
                                                                As a % of            As a % of         Reallowance
                                                              Offering Price         Net Asset          as a % of
AMOUNT OF TRANSACTION                                            Per Share             Value          Offering Price
---------------------                                         --------------         ---------        --------------
Less than $50,000.....................................            5.75%                6.10%              5.00%
$50,000  but less than $100,000.......................            4.75%                4.99%              4.00%
$100,000  but less than $250,000......................            3.75%                3.90%              3.00%
$250,000  but less than $500,000......................            2.75%                2.83%              2.25%
$500,000  but less than $1,000,000....................            2.00%                2.04%              1.75%
$1,000,000  and over..................................              0%                  0%                  0%

5. The amount stated in the second paragraph of the left column on page 81 that Sierra Services may pay investment dealers of record is changed from "up to 0.25% of the net asset value" to "up to 1.00% of the net asset value."

6. The following sentence is added before the last sentence of the first paragraph in the left column on page 81:

         Sierra Services intends to reallow the full applicable sales charge related to purchases of Class A shares of the Equity Funds to GW Securities or the Authorized Dealer that sells Equity Fund shares for the period from March 1, 1996 through May 31, 1996.

7. The second sentence in the first paragraph and the first and second sentences in the second paragraph in the "Exchange Privileges and Restrictions - Class A Shares" section on page 89 are deleted and replaced with the following sentences:

         Class A Shares of a Non-Money Fund may be exchanged for Class A Shares of any of the other Funds of the Trust, including the Money Funds or the Sierra Prime Income Fund, ("SPIF," and the foregoing Funds together, the "Eligible Funds") without a sales charge at purchase. If shares of the Money Funds so acquired are subsequently exchanged again for Class A Shares of a Non-Money Fund or SPIF, no sales charge at purchase will be assessed. The availability of the exchange privilege with respect to shares of SPIF is subject to the availability of shares of SPIF for exchange purposes as stated in the prospectus and statement of additional information ("SAI") of SPIF. Also, although shares of SPIF may be exchanged for shares of the Funds, such exchanges of SPIF shares for shares of the Funds are permitted approximately once every calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as the SPIF repurchase offer is sufficiently large to include the SPIF shares tendered for exchange. See the prospectus and SAI of SPIF for additional information regarding the exchange privilege applicable to SPIF shares and the availability of such exchange privilege.

         Class A Shares of a Money Fund may be exchanged for Class A Shares of the other Money Funds without a sales charge at purchase. When Class A Shares of the Money Funds are exchanged for Class A Shares of a Non-Money Fund or SPIF, the initial sales charge applicable to such Non-Money Fund or SPIF will be assessed unless the Class A Shares of the Money Funds given in exchange were acquired through a previous exchange or series of exchanges for shares of a Non-Money Fund or SPIF.

8. The last sentence in the third paragraph in the "Exchange Privileges and Restrictions - Class A Shares" section on page 89 is deleted and replaced with the following sentence:

         The CDSCs applicable to Class A Shares will not be assessed on a redemption that is a part of an exchange for Class A Shares of another Eligible Fund, except that if the shares acquired in the exchange or a series of exchanges were then redeemed within the CDSC period applicable to the shares redeemed initially in the exchange or series of exchanges, the CDSC would be assessed.

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MARCH 1, 1996
                      TO PROSPECTUS DATED OCTOBER 31, 1995
                                       OF
                               SIERRA TRUST FUNDS
                          9301 CORBIN AVENUE, SUITE 333
                                  P.O. BOX 1160
                        NORTHRIDGE, CALIFORNIA 91328-1160

         The prospectus dated October 31, 1995, as amended and supplemented to date, of the Sierra Trust Funds (the "Trust") relating to the Class A and Class S Shares of the GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, CALIFORNIA MUNICIPAL, FLORIDA INSURED MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Trust is hereby amended and supplemented effective on March 1, 1996 by the following:

-------------------------------------------------------------------------------

1. In the "SUMMARY OF SIERRA TRUST FUNDS EXPENSES" table on pages 5 and 6, the maximum sales charge imposed on purchases (as a percentage of offering price) for Class A Shares for the Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund is changed from 4.50% to 5.75%. The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over for each Fund.

2. The second sentence in the paragraph with the heading "EMERGING GROWTH FUND" on page 26 is deleted and replaced with the following sentence:

         The Fund normally invests primarily in equity securities in companies with market capitalization of less than $1.4 billion at the time of purchase.

3. The heading on the first Class A shares sales charge table on page 52 is changed to read:

     FOR CLASS A SHARES OF NON-MONEY FUNDS OTHER THAN THE SHORT TERM GLOBAL
          GOVERNMENT, SHORT TERM HIGH QUALITY BOND AND THE EQUITY FUNDS

4. The following additional Class A shares sales charge table is added after the second table on page 52:

                     FOR CLASS A SHARES OF THE EQUITY FUNDS

                                                                                                         Dealers'
                                                                As a % of            As a % of         Reallowance
                                                              Offering Price         Net Asset          as a % of
AMOUNT OF TRANSACTION                                            Per Share             Value          Offering Price
---------------------                                         --------------         ---------        --------------
Less than $50,000.....................................            5.75%                6.10%              5.00%
$50,000  but less than $100,000.......................            4.75%                4.99%              4.00%
$100,000  but less than $250,000......................            3.75%                3.90%              3.00%
$250,000  but less than $500,000......................            2.75%                2.83%              2.25%
$500,000  but less than $1,000,000....................            2.00%                2.04%              1.75%
$1,000,000  and over..................................              0%                  0%                 0%+

5. The amount stated in the footnote to the two tables on page 52 that Sierra Services may pay investment dealers of record is changed from "up to 0.25% of the net asset value" to "up to 1.00% of the net asset value."

6. The following sentence is added before the last sentence of the last paragraph on page 52:

         Sierra Services intends to reallow the full applicable sales charge related to purchases of Class A shares of the Equity Funds to GW Securities or the Authorized Dealer that sells Equity Fund shares for the period from March 1, 1996 through May 31, 1996.

7. The following sentence is added after the second sentence in the first paragraph in the "Exchange Privileges and Restrictions" section on page 57:

         You may exchange at NAV shares of any class of a Fund for shares of the same class of another Fund and for shares of the same class of the Sierra Prime Income Fund ("SPIF," and the foregoing Funds together, the "Eligible Funds"). The availability of the exchange privilege with respect to shares of SPIF is subject to the availability of shares of SPIF for exchange purposes as stated in the prospectus and statement of additional information ("SAI") of SPIF. Also, although shares of SPIF may be exchanged for shares of the Fund, such exchanges of SPIF shares for shares of the Funds are permitted approximately once every calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as the SPIF repurchase offer is sufficiently large to include SPIF shares tendered for exchange. See the prospectus and SAI of SPIF for additional information regarding the exchange privilege applicable to SPIF shares and the availability of such exchange privilege.

8. The first sentence in the first paragraph in the "Exchange Privileges and Restrictions - Class A Shares" section on page 57 is deleted and replaced with the following sentences:

         You may exchange at NAV Class A Shares of any Eligible Fund, where applicable sales charges have been paid, for Class A Shares of any Eligible Fund. If shares of the Money Funds so acquired are subsequently exchanged again for Class A Shares of a Non-Money Fund or SPIF, no sales charge at purchase will be assessed. Class A Shares of a Money Fund may be exchanged for Class A Shares of the other Money Funds without a sales charge at purchase. When Class A Shares of the Money Funds are exchanged for Class A Shares of a Non-Money Fund or SPIF, the initial sales charge applicable to such Non-Money Fund or SPIF will be assessed unless the Class A Shares of the Money Funds given in exchange were acquired through a previous exchange or series of exchanges for shares of a Non-Money Fund or SPIF. No initial sales charge will be assessed, however, and any applicable CDSC will not be imposed when Class A Shares of a Money Fund are exchanged for Class A Shares of a Non-Money Fund where the purchase of shares of the Non-Money Fund through the exchange is of any of the types described in "Waivers of Class A Initial Sales Charges," or "Waivers of the Class A Shares CDSCs."

9. The last sentence in the second paragraph in the "Exchange Privileges and Restrictions - Class A Shares" section on page 57 is deleted and replaced with the following sentence:

         The CDSCs applicable to Class A Shares will not be assessed on a redemption that is a part of an exchange for Class A Shares of another Eligible Fund, except that if the shares acquired in the exchange or a series of exchanges were then redeemed within the CDSC period applicable to the shares redeemed initially in the exchange or series of exchanges, the CDSC would be assessed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MARCH 1, 1996
                      TO PROSPECTUS DATED OCTOBER 31, 1995
                                       OF
                               SIERRA TRUST FUNDS
                                  P.O. BOX 9702
                       PROVIDENCE, RHODE ISLAND 02940-9702

         The prospectus dated October 31, 1995, as amended and supplemented to date, of the Sierra Trust Funds (the "Trust") relating to the Class A and Class B Shares of the GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, CALIFORNIA MUNICIPAL, FLORIDA INSURED MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Trust is hereby amended and supplemented effective on March 1, 1996 by the following:

-------------------------------------------------------------------------------

1. In the "SUMMARY OF SIERRA TRUST FUNDS EXPENSES" table on pages 5 and 6, the maximum sales charge imposed on purchases (as a percentage of offering price) for Class A Shares for the Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund is changed from 4.50% to 5.75%. The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over for each Fund.

2. The second sentence in the paragraph with the heading "EMERGING GROWTH FUND" on page 26 is deleted and replaced with the following sentence:

         The Fund normally invests primarily in equity securities in companies with market capitalization of less than $1.4 billion at the time of purchase.

3. The heading on the first Class A shares sales charge table on page 52 is changed to read:

                FOR CLASS A SHARES OF NON-MONEY FUNDS OTHER THAN
                        THE SHORT TERM GLOBAL GOVERNMENT,
                SHORT TERM HIGH QUALITY BOND AND THE EQUITY FUNDS

4. The following additional Class A shares sales charge table is added after the second table on page 52:

                     FOR CLASS A SHARES OF THE EQUITY FUNDS

                                                                                                         Dealers'
                                                                As a % of            As a % of         Reallowance
                                                              Offering Price         Net Asset          as a % of
AMOUNT OF TRANSACTION                                            Per Share             Value          Offering Price
---------------------                                         --------------         --------         --------------
Less than $50,000.....................................            5.75%                6.10%              5.00%
$50,000  but less than $100,000.......................            4.75%                4.99%              4.00%
$100,000  but less than $250,000......................            3.75%                3.90%              3.00%
$250,000  but less than $500,000......................            2.75%                2.83%              2.25%
$500,000  but less than $1,000,000....................            2.00%                2.04%              1.75%
$1,000,000  and over..................................              0%                  0%                 0%+

5. The following sentence is added before the last sentence of the last paragraph on page 52:

         Sierra Services intends to reallow the full applicable sales charge related to purchases of Class A shares of the Equity Funds to the Authorized Dealer that sells Equity Fund shares for the period from March 1, 1996 through May 31, 1996.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MARCH 1, 1996
                      TO PROSPECTUS DATED OCTOBER 31, 1995
                                       OF
                               SIERRA TRUST FUNDS
                                  P.O. BOX 9702
                       PROVIDENCE, RHODE ISLAND 02940-9702

         The prospectus dated October 31, 1995, as amended and supplemented to date, of the Sierra Trust Funds (the "Trust") relating to the Class A and Class S Shares of the GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, CALIFORNIA MUNICIPAL, FLORIDA INSURED MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Trust is hereby amended and supplemented effective on March 1, 1996 by the following:

-------------------------------------------------------------------------------

1. In the "SUMMARY OF SIERRA TRUST FUNDS EXPENSES" table on pages 5 and 6, the maximum sales charge imposed on purchases (as a percentage of offering price) for Class A Shares for the Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund is changed from 4.50% to 5.75%. The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over for each Fund.

2. The second sentence in the paragraph with the heading "EMERGING GROWTH FUND" on page 26 is deleted and replaced with the following sentence:

         The Fund normally invests primarily in equity securities in companies with market capitalization of less than $1.4 billion at the time of purchase.

3. The heading on the first Class A shares sales charge table on page 52 is changed to read:

     FOR CLASS A SHARES OF NON-MONEY FUNDS OTHER THAN THE SHORT TERM GLOBAL
         GOVERNMENT, SHORT TERM HIGH QUALITY BOND AND THE EQUITY FUNDS

4. The following additional Class A shares sales charge table is added after the second table on page 52:

                     FOR CLASS A SHARES OF THE EQUITY FUNDS

                                                                                                         Dealers'
                                                                As a % of            As a % of         Reallowance
                                                              Offering Price         Net Asset          as a % of
AMOUNT OF TRANSACTION                                            Per Share             Value          Offering Price
---------------------                                         --------------         ---------        --------------
Less than $50,000.....................................            5.75%                6.10%              5.00%
$50,000  but less than $100,000.......................            4.75%                4.99%              4.00%
$100,000  but less than $250,000......................            3.75%                3.90%              3.00%
$250,000  but less than $500,000......................            2.75%                2.83%              2.25%
$500,000  but less than $1,000,000....................            2.00%                2.04%              1.75%
$1,000,000  and over..................................              0%                  0%                 0%+

5. The following sentence is added before the last sentence of the first paragraph on page 53:

         Sierra Services intends to reallow the full applicable sales charge related to purchases of Class A shares of the Equity Funds to the Authorized Dealer that sells Equity Fund shares for the period from March 1, 1996 through May 31, 1996.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED MARCH 1, 1996
                       TO PROSPECTUS DATED MARCH 20, 1995
                                       OF
                               SIERRA TRUST FUNDS
                          9301 CORBIN AVENUE, SUITE 333
                                  P.O. BOX 1160
                        NORTHRIDGE, CALIFORNIA 91328-1160
                            TARGET MATURITY 2002 FUND

         The prospectus dated March 20, 1995 (the "Prospectus"), as amended and supplemented to date, of the Sierra Trust Funds (the "Trust") relating to the shares of the TARGET MATURITY 2002 FUND (the "Fund") of the Trust is hereby amended and supplemented effective March 1, 1996 by the following:

-------------------------------------------------------------------------------

1. The footnote under the table in the "PURCHASE OF CLASS A SHARES" section on page 12, as amended to date, is deleted and replaced with the following footnote:

         * Investors do not pay a sales charge at time of purchase on purchases of $1 million or more; however, Sierra Services may pay the investment dealers of record on purchases of Class A Shares of $1 million or more a fee of up to 1.00% of the NAV of such purchases.

2. The first two paragraphs in the "EXCHANGE PRIVILEGES AND RESTRICTIONS" section on page 17 are deleted and replaced with the following three paragraphs:

         The Class A shares of the Fund may be exchanged for Class A shares of any of the other Funds of the Trust, including the Money Funds or the Sierra Prime Income Fund ("SPIF," and the foregoing funds together, the "Eligible Funds"), but if the shares acquired in the exchange are subject to a higher sales load, a sales load may be charged in an amount up to the difference between the sales load amount that was previously paid to purchase the Class A shares that are being exchanged and the initial sales load applicable to the Class A shares of the Eligible Fund that are acquired in the exchange. If Class A shares of the Money Funds, which do not have a sales load at purchase, are acquired in such exchange no sales load is charged, but if such Class A shares of a Money Fund are subsequently exchanged again for Class A shares of SPIF or any of the non-Money Funds of the Trust other than the Fund, a sales load may be charged in an amount up to the difference between the sales load amount that was previously paid to purchase the Class A shares that are being exchanged and the initial sales load applicable to the Class A shares of the Eligible Funds that are acquired in the exchange for the Money Fund Class A shares. Class A Shares of a Money Fund may be exchanged for Class A Shares of the other Money Funds without a sales charge at purchase. If the initial Class A shares of the Eligible Fund purchased by the investor was not subject to any sales load on such shares, then no sales load for Class A shares will be imposed on any subsequent exchanges involving such shares. No initial sales charge will be assessed, however, and any applicable CDSC will not be imposed when Class A Shares of any of the Eligible Funds, including a Money Fund, are exchanged for Class A Shares of a Non-Money Fund where the purchase of Class A shares of the Non-Money Fund through the exchange is of any of the types described in "WAIVERS OF CLASS A INITIAL SALES CHARGES."

         The availability of the exchange privilege with respect to shares of SPIF is subject to the availability of shares of SPIF for exchange purposes as stated in the prospectus and statement of additional information ("SAI") of SPIF. Also, although shares of SPIF may be exchanged for shares of the Fund, such exchanges of SPIF shares for shares of the Fund are permitted approximately once every calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as SPIF repurchase offer is sufficiently large to include SPIF shares tendered for exchange. See the prospectus and SAI of SPIF for additional information regarding the exchange privilege applicable to SPIF shares and the availability of such exchange privilege.

         Certain Class A Shares may be subject to a CDSC for redemptions within one or two years of purchase as described in the "APPLICATION OF CLASS A SHARES CDSC" section. The CDSC applicable to Class A Shares will not be assessed on a redemption that is a part of an exchange for Class A Shares of another Eligible Fund, except that if the shares acquired in the exchange or a series of exchanges were then redeemed within the CDSC period applicable to the shares redeemed initially in the exchange or series of exchanges, the CDSC would be assessed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE